Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments

17. Segments

The Group currently operates in two principal operating segments: net advertising services and paid services. The accounting policies of the two segments are the same as described in the significant accounting policies.

Information provided to the CODM is at the gross margin level. Significant segment expenses regularly reviewed by the CODM within gross profit include cost of revenues. The Group currently does not allocate operating expenses or assets to its segments, as its CODM assesses performance for the two segments and decides how to allocate resources based on gross profit of the operating segments.

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues
Net advertising services	619,260	630,590	614,330
Paid services	72,760	73,105	151,241
Total revenues	692,020	703,695	765,571
Cost of revenues
Net advertising services	423,728	404,061	369,218
Paid services	40,417	30,928	22,204
Total cost of revenues	464,145	434,989	391,422
Gross profit
Net advertising services	195,532	226,529	245,112
Paid services	32,343	42,177	129,037
Total gross profit	227,875	268,706	374,149